Dividends	12 Months Ended
Dec. 31, 2017
Disclosure Of Dividends [Abstract]
Dividends

11 Dividends

	2017		2016		2015
	US$m		US$m		US$m
Rio Tinto plc previous year final dividend paid	1,725		1,443		1,642
Rio Tinto plc interim dividend paid	1,530		604		1,476
Rio Tinto Limited previous year final dividend paid	523		473		520
Rio Tinto Limited interim dividend paid	472		205		438
Dividends paid during the year	4,250		2,725		4,076

Dividends per share: paid during the year	235.0	c	152.5	c	226.5	c
Dividends per share: proposed in the announcement of the results for the year	180.0	c	125.0	c	107.5	c

	Dividends		Dividends		Dividends
	per share		per share		per share
	2017		2016		2015
Rio Tinto plc previous year final (pence)	100.56	p	74.21	p	77.98	p
Rio Tinto plc interim (pence)	83.13	p	33.80	p	68.92	p
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	163.62	c	151.89	c	152.98	c
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	137.72	c	59.13	c	144.91	c

	Number	Number	Number
	of shares	of shares	of shares
	2017	2016	2015
	(millions)	(millions)	(millions)
Rio Tinto plc previous year final	1,374.6	1,373.9	1,412.7
Rio Tinto plc interim	1,366.1	1,374.4	1,395.2
Rio Tinto Limited previous year final	424.0	423.5	435.0
Rio Tinto Limited interim	424.0	424.0	423.7

The dividends paid in 2017 are based on the following US cents per share amounts: 2016 final – 125.0 cents, 2017 interim – 110.0 cents (2016 dividends paid: 2015 final – 107.5 cents, 2016 interim – 45.0 cents; 2015 dividends paid: 2014 final – 119.0 cents, 2015 interim – 107.5 cents).

The number of shares on which Rio Tinto plc dividends are based excludes those held as treasury shares and those held by employee share trusts which waived the right to dividends. Employee share trusts waived dividends on 277,946 Rio Tinto plc ordinary shares and 22,021 American Depository Receipts (ADRs) for the 2016 final dividend and on 173,297 Rio Tinto plc ordinary shares and 24,377 ADRs for the 2017 interim dividend (2016: 428,529 Rio Tinto plc ordinary shares and 13,881 ADRs for the 2015 final dividend and on 217,661 Rio Tinto plc ordinary shares and 31,604 ADRs for the 2016 interim dividend; 2015: 342,902 Rio Tinto plc ordinary shares and 24,582 ADRs for the 2014 final dividend and on 237,266 Rio Tinto plc ordinary shares and 27,050 ADRs for the 2015 interim dividend). In 2017, 2016 and 2015, no Rio Tinto Limited shares were held by Rio Tinto plc.

Notes to the 2017 financial statements
continued

11 Dividends continued

The number of shares on which Rio Tinto Limited dividends are based excludes those held by shareholders who have waived the rights to dividends. Employee share trusts waived dividends on 214,278 Rio Tinto Limited ordinary shares for the 2016 final dividend and on 274,899 shares for the 2017 interim dividend (2016: 681,818 shares for the 2015 final dividend and on 152,834 shares for the 2016 interim dividend; 2015: 727,676 shares for the 2014 final dividend and on 474,665 shares for the 2015 interim dividend).

In addition, the directors of Rio Tinto announced a final dividend of 180 cents per share on 7 February 2018. This is expected to result in payments of US$3,158 million (Rio Tinto plc: US$2,416 million, Rio Tinto Limited US$742 million). The dividends will be paid on 12 April 2018 to Rio Tinto plc and Rio Tinto Limited shareholders on the register at the close of business on 2 March 2018.

The proposed Rio Tinto Limited dividends will be franked out of existing franking credits or out of franking credits arising from the payment of income tax during 2018.

The approximate amount of the Rio Tinto Limited consolidated tax group’s retained profits and reserves that could be distributed as dividends and franked out of available credits that arose from net payments of income tax in respect of periods up to 31 December 2017 (after deducting franking credits expected to be utilised on the 2017 final dividend declared) is US$8,542 million.